Share Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Share Based Compensation [Abstract]
SHARE BASED COMPENSATION

NOTE 10 - SHARE BASED COMPENSATION

In September 2012, the Company adopted the 2012 Equity Incentive Plan (the “Plan”).  Each member of the board of directors and the management team has been periodically awarded restricted stock grants, and in the future will be awarded such grants under the terms of the Plan.

The costs of employee services received in exchange for an award of equity instruments are based on the grant-date fair value of the award, recognized over the period during which an employee is required to provide services in exchange for such award.

During the nine months ended September 30, 2012, the Company granted 256,866 shares of restricted common stock to employees and directors of which 52,698, 81,250, 81,250, and 25,001 shares vest during the years ended December 31, 2012, 2013, 2014, and 2015, respectively. The fair value of these share grants was calculated to be approximately $0.78 million.  The Company also granted 100,000 shares to a consultant and 50,000 shares to T.R. Winston & Company LLC for acting as a placement agent of the Supplemental Debentures, valued at $0.58 million

The Company recognized stock compensation expense of approximately $0.80 million and $0.37 million, respectively for the nine and three months ended September 30, 2012, and $5.59 million, and $0.92 million, respectively for the nine and three months ended September 30, 2011.

A summary of restricted stock grant activity for the nine months ended September 30, 2012 is presented below:

Shares
Balance outstanding at December 31, 2011	2,340,235
Granted	356,865
Vested	(385,749)
Expired	(25,167)
Balance outstanding at September 30, 2012	2,286,184

Total unrecognized compensation cost related to unvested stock grants was approximately $2.187 million as of September 30, 2012.  The cost at September 30, 2012 is expected to be recognized over a weighted-average remaining service period of 3 years.

NOTE 12 - SHARE BASED COMPENSATION

The costs of employee services received in exchange for an award of equity instruments are based on the grant-date fair value of the award, recognized over the period during which an employee is required to provide services in exchange for such award.

During the year ended December 31, 2011, the Company granted 238,750 shares of restricted common stock to employees of which 207,016, vest during the year ended December 31, 2011. The Company will vest restricted stock of 192,000, 120,000, and 2,500 for the years ending December 31, 2012, 2013, and 2014, respectively. The fair value of these share grants was calculated to be approximately $4,370,808.

The Company recognized stock compensation expense of approximately $6,161,000, $917,000 and $2,714,000 for the years ended December 31, 2011, 2010 and 2009, respectively. During the year ended December 31, 2011, the Company had a one-time charge of $3,551,000 for stock compensation expense with the grant of 481,250 shares included in the separation agreement of the former chief financial officer, which was accounted for as a cancellation of an award and issuance of a new award.

A summary of restricted stock grant activity for the year ended December 31, 2011 is presented below

Shares (1)
Outstanding at March 6,2009	$-
Granted	371,050
Vested	-
Outstanding at December 31, 2009	371,050

Granted	1,864,747
Vested	-
Outstanding at December 31, 2010	2,235,797

Granted	932,500
Vested	(828,062)
Outstanding at December 31, 2011	$2,340,235

(1)	On October 17, 2011, the Company affected a 4:1 reverse stock split. The values shown are reflecting the reverse stock split.

The Company will recognize $1,066,000, $366,615 and $12,478 for the years ending December 31, 2012, 2013, and 2014, respectively.